Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

Note	14 | Property, plant and equipment

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.21
Cost	11,060	99,296	247,276	107,449	23,242	84,965	939	574,227
Accumulated depreciation	(2,355)	(34,319)	(98,972)	(44,178)	(13,822)	—	—	(193,646)
Net amount	8,705	64,977	148,304	63,271	9,420	84,965	939	380,581

Additions	80	84	777	1,009	2,029	29,921	—	33,900
Disposals	—	—	(215)	(133)	—	—	—	(348)
Transfers	28	4,552	10,722	5,309	4,184	(25,060)	265	—
Depreciation for the year	(235)	(3,544)	(8,194)	(4,107)	(2,113)	—	—	(18,193)
Net amount 12.31.22	8,578	66,069	151,394	65,349	13,520	89,826	1,204	395,940

At 12.31.22
Cost	11,104	103,931	258,108	113,563	29,456	89,826	1,204	607,192
Accumulated depreciation	(2,526)	(37,862)	(106,714)	(48,214)	(15,936)	—	—	(211,252)
Net amount	8,578	66,069	151,394	65,349	13,520	89,826	1,204	395,940

•	During the year ended December 31, 2022, the Company capitalized as direct own costs $ 4,484.9.

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.20
Cost	10,710	92,493	235,649	102,979	18,429	82,423	945	543,628
Accumulated depreciation	(2,102)	(30,953)	(91,107)	(40,260)	(12,065)	—	—	(176,487)
Net amount	8,608	61,540	144,542	62,719	6,364	82,423	945	367,141

Additions	97	615	450	878	2,903	23,915	2,795	31,653
Disposals	(12)	—	(62)	(409)	(2)	—	—	(485)
Transfers	263	6,194	11,550	4,217	1,950	(21,373)	(2,801)	—
Depreciation for the year	(251)	(3,372)	(8,176)	(4,134)	(1,795)	—	—	(17,728)
Impairment	—	—	—	—	—	—	—	—
Net amount 12.31.21	8,705	64,977	148,304	63,271	9,420	84,965	939	380,581

At 12.31.21
Cost	11,060	99,296	247,276	107,449	23,242	84,965	939	574,227
Accumulated depreciation	(2,355)	(34,319)	(98,972)	(44,178)	(13,822)	—	—	(193,646)
Net amount	8,705	64,977	148,304	63,271	9,420	84,965	939	380,581

•	During the year ended December 31, 2021, the Company capitalized as direct own costs $ 4,481.0.